Risk Management (Details) - Schedule of Risk Concentration - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Risk Concentration [Line Items]
Book value, assets	$ 714,397	$ 596,720
Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	40,932,880	41,323,844
Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	40,932,880	41,323,844
Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	34,135,207	34,954,120
Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	2,615,378	2,404,820
Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,182,295	3,964,904
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	523,140	576,264
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	358,537	427,626
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	94,027	81,628
Commercial loans | Agriculture and livestock | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	70,576	67,010
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	513,207	612,516
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	331,919	404,013
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	104,899	114,766
Commercial loans | Fruit cultivation | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	76,389	93,737
Commercial loans | Forest | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	160,879	152,781
Commercial loans | Forest | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	136,605	122,759
Commercial loans | Forest | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	17,126	19,542
Commercial loans | Forest | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	7,148	10,480
Commercial loans | Fishing | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	286,463	400,637
Commercial loans | Fishing | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	272,913	389,857
Commercial loans | Fishing | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,581	6,904
Commercial loans | Fishing | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	8,969	3,876
Commercial loans | Mining | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	390,801	467,147
Commercial loans | Mining | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	319,481	454,735
Commercial loans | Mining | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	5,545	6,595
Commercial loans | Mining | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	65,775	5,817
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	13,801	11,525
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	13,225	11,040
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	161	208
Commercial loans | Oil and natural gas | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	415	277
Manufacturing Industry: | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	17,432,013	17,852,437
Manufacturing Industry: | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	14,838,063	15,263,380
Manufacturing Industry: | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,262,042	1,248,841
Manufacturing Industry: | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,331,908	1,340,216
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	400,811	341,364
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	347,644	296,297
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	32,048	19,684
Manufacturing Industry: | Food, beverages and tobacco | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	21,119	25,383
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	90,476	79,795
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	76,213	64,297
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	8,678	9,262
Manufacturing Industry: | Textile, leather and footwear | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	5,585	6,236
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	84,998	91,787
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	73,543	83,304
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,675	6,656
Manufacturing Industry: | Wood and furniture | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,780	1,827
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	75,208	64,584
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	66,348	51,886
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,892	4,773
Manufacturing Industry: | Cellulose, paper and printing | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,968	7,925
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	138,793	132,339
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	131,102	129,701
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,320	1,223
Manufacturing Industry: | Chemicals and petroleum derivatives | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	6,371	1,415
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	375,346	396,990
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	338,009	365,864
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	26,229	17,924
Manufacturing Industry: | Metallic, non-metallic, machinery, or other | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	11,108	13,202
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	254,322	247,623
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	226,135	214,957
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	16,273	21,523
Manufacturing Industry: | Other manufacturing industries | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	11,914	11,143
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	721,401	805,234
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	637,721	747,969
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	9,455	5,025
Manufacturing Industry: | Electricity, gas, and wáter | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	74,225	52,240
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	257,777	248,328
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	226,117	206,906
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	20,681	28,582
Manufacturing Industry: | Home building | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	10,979	12,840
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	490,577	562,721
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	450,972	512,234
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	19,000	29,644
Manufacturing Industry: | Non-residential construction | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	20,605	20,843
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	1,814,602	1,836,710
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,561,889	1,560,877
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	165,367	171,345
Manufacturing Industry: | Wholesale trade | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	87,346	104,488
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	1,775,193	1,552,915
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,577,715	1,367,697
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	117,151	105,453
Manufacturing Industry: | Retail trade, restaurants and hotels | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	80,327	79,765
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	691,603	799,476
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	604,323	693,354
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	46,915	55,381
Manufacturing Industry: | Transport and storage | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	40,365	50,741
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	641,743	532,259
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	620,408	504,811
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	5,687	10,265
Manufacturing Industry: | Telecommunications | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	15,648	17,183
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	576,702	644,312
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	574,615	610,158
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,220	1,135
Manufacturing Industry: | Financial services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	867	33,019
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	2,363,132	2,369,220
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,996,005	2,010,898
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	175,763	153,315
Manufacturing Industry: | Real estate services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	191,364	205,007
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	4,791,038	4,925,910
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	3,896,624	4,032,140
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	381,349	378,008
Manufacturing Industry: | Social services and other community services | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	513,065	515,762
Mortgage loans | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	16,131,464	16,367,567
Mortgage loans | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	17,443,563	17,559,769
Mortgage loans | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	14,470,420	14,762,656
Mortgage loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,018,317	852,181
Mortgage loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	1,954,826	1,944,932
Consumer loans | Loans and receivables, category | Gross balance
Schedule of Risk Concentration [Line Items]
Book value, assets	6,057,304	5,911,638
Consumer loans | Loans and receivables, category | Gross balance | 12-month expected credit losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	4,826,724	4,928,084
Consumer loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	335,019	303,798
Consumer loans | Loans and receivables, category | Gross balance | Expected Credit Losses | Non-impaired financial assets
Schedule of Risk Concentration [Line Items]
Book value, assets	$ 895,561	$ 679,756